Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	¥ 1,219,735	¥ 1,135,409
Total gains (losses) for the period included in earnings, Assets	106,083	22,890
Total gains (losses) for the period included in other comprehensive income, Assets	45,565	24,845
Purchases, Assets	604,609	392,679
Issues, Assets	(334)	(355)
Sales, Assets	(23,902)	(77,270)
Settlements, Assets	(181,103)	(438,828)
Transfers into Level 3, Assets	26,976	15,980
Transfers out of Level 3, Assets	(26,116)	(6,077)
Level 3 assets, Ending balance	1,771,513	1,069,273
Change in unrealized gains (losses) for assets still held at period end	141,791	27,268
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	16,463	(2,212)
Total gains (losses) for the period included in earnings, Liabilities	54,070	(8,176)
Total gains (losses) for the period included in other comprehensive income, Liabilities	(10,269)	(2,341)
Purchases, Liabilities	0	0
Issues, Liabilities	128,122	8,145
Sales, Liabilities	0	0
Settlements, Liabilities	(19,043)	(12,450)
Transfers into Level 3, Liabilities	116,892	6,809
Transfers out of Level 3, Liabilities	(3,554)	(7,233)
Level 3 liabilities, Ending balance	195,079	3,576
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	58,483	(2,656)
Discontinued operations, held-for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	76,918
Total gains (losses) for the period included in earnings, Assets	3,928
Total gains (losses) for the period included in other comprehensive income, Assets	13,071
Purchases, Assets	1,120
Issues, Assets	0
Sales, Assets	(1,158)
Settlements, Assets	(9,254)
Transfers into Level 3, Assets	0
Transfers out of Level 3, Assets	0
Level 3 assets, Ending balance	84,625
Change in unrealized gains (losses) for assets still held at period end	15,113
Other
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	16,463	(2,212)
Total gains (losses) for the period included in earnings, Liabilities	54,070	(8,176)
Total gains (losses) for the period included in other comprehensive income, Liabilities	(10,269)	(2,341)
Purchases, Liabilities	0	0
Issues, Liabilities	54,527	8,145
Sales, Liabilities	0	0
Settlements, Liabilities	(19,043)	(12,450)
Transfers into Level 3, Liabilities	116,892	6,809
Transfers out of Level 3, Liabilities	(3,554)	(7,233)
Level 3 liabilities, Ending balance	121,484	3,576
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	58,483	(2,656)
Obligation to return securities received as collateral
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	0
Total gains (losses) for the period included in earnings, Liabilities	0
Total gains (losses) for the period included in other comprehensive income, Liabilities	0
Purchases, Liabilities	0
Issues, Liabilities	73,595
Sales, Liabilities	0
Settlements, Liabilities	0
Transfers into Level 3, Liabilities	0
Transfers out of Level 3, Liabilities	0
Level 3 liabilities, Ending balance	73,595
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	0
Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	797,997	756,413
Total gains (losses) for the period included in earnings, Assets	125,172	4,592
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	333,302	268,583
Issues, Assets	0	0
Sales, Assets	(21,408)	(71,430)
Settlements, Assets	(9,255)	(259,220)
Transfers into Level 3, Assets	0	660
Transfers out of Level 3, Assets	(877)	0
Level 3 assets, Ending balance	1,224,931	699,598
Change in unrealized gains (losses) for assets still held at period end	121,950	4,423
Trading account, debt securities | Foreign government and official institution bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	1,711	1,280
Total gains (losses) for the period included in earnings, Assets	57	210
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	5,712	28,427
Issues, Assets	0	0
Sales, Assets	(5,765)	(28,469)
Settlements, Assets	(250)	(15)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	(194)	0
Level 3 assets, Ending balance	1,271	1,433
Change in unrealized gains (losses) for assets still held at period end	5	(16)
Trading account, debt securities | Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	683	77
Total gains (losses) for the period included in earnings, Assets	0	(69)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	125
Issues, Assets	0	0
Sales, Assets	0	(100)
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	650
Transfers out of Level 3, Assets	(683)	0
Level 3 assets, Ending balance	0	683
Change in unrealized gains (losses) for assets still held at period end	0	(69)
Trading account, debt securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance		1,000
Total gains (losses) for the period included in earnings, Assets		(2)
Total gains (losses) for the period included in other comprehensive income, Assets		0
Purchases, Assets		41,844
Issues, Assets		0
Sales, Assets		(42,823)
Settlements, Assets		(19)
Transfers into Level 3, Assets		0
Transfers out of Level 3, Assets		0
Level 3 assets, Ending balance		0
Change in unrealized gains (losses) for assets still held at period end		0
Trading account, debt securities | Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	315,231	336,811
Total gains (losses) for the period included in earnings, Assets	72,667	4,193
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	324,375	166,760
Issues, Assets	0	0
Sales, Assets	(15,636)	0
Settlements, Assets	(259)	(251,750)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	696,378	256,014
Change in unrealized gains (losses) for assets still held at period end	71,580	5,297
Trading account, debt securities | Other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	313,166	277,635
Total gains (losses) for the period included in earnings, Assets	44,986	2,317
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	358,152	279,952
Change in unrealized gains (losses) for assets still held at period end	44,986	2,317
Trading account, equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	167,206	139,610
Total gains (losses) for the period included in earnings, Assets	7,462	(2,057)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	3,215	31,427
Issues, Assets	0	0
Sales, Assets	(7)	(38)
Settlements, Assets	(8,746)	(7,436)
Transfers into Level 3, Assets	0	10
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	169,130	161,516
Change in unrealized gains (losses) for assets still held at period end	5,379	(3,106)
Trading derivatives—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	71,089	25,027
Total gains (losses) for the period included in earnings, Assets	(24,159)	17,711
Total gains (losses) for the period included in other comprehensive income, Assets	1,775	1,113
Purchases, Assets	612	36
Issues, Assets	(334)	(355)
Sales, Assets	0	0
Settlements, Assets	(19,889)	(9,069)
Transfers into Level 3, Assets	20,791	(463)
Transfers out of Level 3, Assets	(25,003)	(5,524)
Level 3 assets, Ending balance	24,882	28,476
Change in unrealized gains (losses) for assets still held at period end	(21,160)	15,161
Trading derivatives—net | Interest rate contracts—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	37,493	14,179
Total gains (losses) for the period included in earnings, Assets	(39,744)	3,916
Total gains (losses) for the period included in other comprehensive income, Assets	30	653
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(1,901)	2,634
Transfers into Level 3, Assets	20,612	8
Transfers out of Level 3, Assets	(25,017)	198
Level 3 assets, Ending balance	(8,527)	21,588
Change in unrealized gains (losses) for assets still held at period end	(33,999)	3,764
Trading derivatives—net | Foreign exchange contracts—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	7,463	7,283
Total gains (losses) for the period included in earnings, Assets	3,509	302
Total gains (losses) for the period included in other comprehensive income, Assets	392	147
Purchases, Assets	0	21
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(4,200)	773
Transfers into Level 3, Assets	179	(471)
Transfers out of Level 3, Assets	56	(5,857)
Level 3 assets, Ending balance	7,399	2,198
Change in unrealized gains (losses) for assets still held at period end	1,705	369
Trading derivatives—net | Equity contracts—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	23,420	623
Total gains (losses) for the period included in earnings, Assets	10,723	13,378
Total gains (losses) for the period included in other comprehensive income, Assets	1,355	319
Purchases, Assets	19	15
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(13,639)	(12,327)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	(42)	135
Level 3 assets, Ending balance	21,836	2,143
Change in unrealized gains (losses) for assets still held at period end	9,785	10,907
Trading derivatives—net | Commodity contracts—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	(45)	(63)
Total gains (losses) for the period included in earnings, Assets	26	16
Total gains (losses) for the period included in other comprehensive income, Assets	(2)	(6)
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(5)	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	(26)	(53)
Change in unrealized gains (losses) for assets still held at period end	27	16
Trading derivatives—net | Credit derivatives—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	2,729	2,271
Total gains (losses) for the period included in earnings, Assets	1,236	113
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(144)	(149)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	3,821	2,235
Change in unrealized gains (losses) for assets still held at period end	1,232	113
Trading derivatives—net | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	29	734
Total gains (losses) for the period included in earnings, Assets	91	(14)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	593	0
Issues, Assets	(334)	(355)
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	379	365
Change in unrealized gains (losses) for assets still held at period end	90	(8)
Trading derivatives—net | Other | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Ending balance	12,053
Available-for-sale Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	212,936	289,616
Total gains (losses) for the period included in earnings, Assets	(1,096)	(618)
Total gains (losses) for the period included in other comprehensive income, Assets	30,227	22,746
Purchases, Assets	170,610	118,700
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(141,788)	(170,482)
Transfers into Level 3, Assets	1,405	15,653
Transfers out of Level 3, Assets	0	(110)
Level 3 assets, Ending balance	272,294	275,505
Change in unrealized gains (losses) for assets still held at period end	23,794	7,452
Available-for-sale Securities | Discontinued operations, held-for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	65,262
Total gains (losses) for the period included in earnings, Assets	(1,261)
Total gains (losses) for the period included in other comprehensive income, Assets	10,114
Purchases, Assets	93
Issues, Assets	0
Sales, Assets	(1,158)
Settlements, Assets	(9,254)
Transfers into Level 3, Assets	0
Transfers out of Level 3, Assets	0
Level 3 assets, Ending balance	63,796
Change in unrealized gains (losses) for assets still held at period end	7,456
Available-for-sale Securities | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Ending balance	67,266
Available-for-sale Securities | Foreign government and official institution bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	11,890	16,718
Total gains (losses) for the period included in earnings, Assets	0	0
Total gains (losses) for the period included in other comprehensive income, Assets	(925)	1,104
Purchases, Assets	128	4,805
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(11,093)	(5,159)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	0	17,468
Change in unrealized gains (losses) for assets still held at period end	0	(30)
Available-for-sale Securities | Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	3,089	162
Total gains (losses) for the period included in earnings, Assets	(42)	(326)
Total gains (losses) for the period included in other comprehensive income, Assets	210	68
Purchases, Assets	1,824	557
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(57)	(57)
Transfers into Level 3, Assets	1,255	2,854
Transfers out of Level 3, Assets	0	(110)
Level 3 assets, Ending balance	6,279	3,148
Change in unrealized gains (losses) for assets still held at period end	165	(261)
Available-for-sale Securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	15	15
Total gains (losses) for the period included in earnings, Assets	0	0
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	15	15
Change in unrealized gains (losses) for assets still held at period end	0	0
Available-for-sale Securities | Commercial mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance		1,599
Total gains (losses) for the period included in earnings, Assets		0
Total gains (losses) for the period included in other comprehensive income, Assets		104
Purchases, Assets		0
Issues, Assets		0
Sales, Assets		0
Settlements, Assets		(524)
Transfers into Level 3, Assets		0
Transfers out of Level 3, Assets		0
Level 3 assets, Ending balance		1,179
Change in unrealized gains (losses) for assets still held at period end		9
Available-for-sale Securities | Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	124,379	136,920
Total gains (losses) for the period included in earnings, Assets	(1,125)	(292)
Total gains (losses) for the period included in other comprehensive income, Assets	21,490	8,690
Purchases, Assets	168,312	113,311
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(130,638)	(141,823)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	182,418	116,806
Change in unrealized gains (losses) for assets still held at period end	14,106	3,495
Available-for-sale Securities | Other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	73,563	134,202
Total gains (losses) for the period included in earnings, Assets	71	0
Total gains (losses) for the period included in other comprehensive income, Assets	9,452	12,780
Purchases, Assets	346	27
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	(22,919)
Transfers into Level 3, Assets	150	12,799
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	83,582	136,889
Change in unrealized gains (losses) for assets still held at period end	9,523	4,239
Investment securities, equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	55,883	45,569
Total gains (losses) for the period included in earnings, Assets	1,881	2,588
Total gains (losses) for the period included in other comprehensive income, Assets	495	0
Purchases, Assets	9,884	3,602
Issues, Assets	0	0
Sales, Assets	(1,336)	(1,317)
Settlements, Assets	(806)	0
Transfers into Level 3, Assets	2,855	130
Transfers out of Level 3, Assets	(236)	(422)
Level 3 assets, Ending balance	68,620	50,150
Change in unrealized gains (losses) for assets still held at period end	1,737	1,614
Investment securities, equity securities | Nonmarketable equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	55,883	45,569
Total gains (losses) for the period included in earnings, Assets	1,881	2,588
Total gains (losses) for the period included in other comprehensive income, Assets	495	0
Purchases, Assets	9,884	3,602
Issues, Assets	0	0
Sales, Assets	(1,336)	(1,317)
Settlements, Assets	(806)	0
Transfers into Level 3, Assets	2,855	130
Transfers out of Level 3, Assets	(236)	(422)
Level 3 assets, Ending balance	68,620	50,150
Change in unrealized gains (losses) for assets still held at period end	1,737	1,614
Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	4,912	18,784
Total gains (losses) for the period included in earnings, Assets	357	(1,383)
Total gains (losses) for the period included in other comprehensive income, Assets	(3)	986
Purchases, Assets	89,081	1,758
Issues, Assets	0	0
Sales, Assets	0	(4,523)
Settlements, Assets	(111)	(57)
Transfers into Level 3, Assets	1,925	0
Transfers out of Level 3, Assets	0	(21)
Level 3 assets, Ending balance	96,161	15,544
Change in unrealized gains (losses) for assets still held at period end	357	¥ (1,382)
Other | Discontinued operations, held-for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	11,656
Total gains (losses) for the period included in earnings, Assets	5,189
Total gains (losses) for the period included in other comprehensive income, Assets	2,957
Purchases, Assets	1,027
Issues, Assets	0
Sales, Assets	0
Settlements, Assets	0
Transfers into Level 3, Assets	0
Transfers out of Level 3, Assets	0
Level 3 assets, Ending balance	20,829
Change in unrealized gains (losses) for assets still held at period end	¥ 7,657